TAXATION - Schedule of Income Before Income Tax, Domestic and Foreign (Details) ¥ in Thousands, $ in Thousands	6 Months Ended			9 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 CNY (¥)
TAXATION
PRC	¥ (1,424,355)	$ (212,651)	¥ (739,763)
Non-PRC	53,918	8,050	143,711
Loss before income taxes	¥ (1,370,437)	$ (204,601)	¥ (596,052)	¥ (2,154,307)	$ (302,846)	¥ (1,097,784)